Segmented Information (Details) - Schedule of Consolidated Statement of Financial Position - All other segments [member] - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Canada [Member]
Segmented Information (Details) - Schedule of Consolidated Statement of Financial Position [Line Items]
Cash and cash equivalents	$ 208,000	$ 237,000
Other receivables	11,000	19,000
Prepaid expenses	41,000	29,000
Office and equipment	64,000	86,000
Minerals properties
Right-of use assets	186,000	266,000
Other non-current assets	33,000	33,000
Prepaid expense non-current
Total assets	543,000	670,000
Kazakhstan [Member]
Segmented Information (Details) - Schedule of Consolidated Statement of Financial Position [Line Items]
Cash and cash equivalents	83,000	188,000
Other receivables		35,000
Prepaid expenses	178,000	91,000
Office and equipment	84,000	73,000
Minerals properties	5,035,000	5,035,000
Right-of use assets
Other non-current assets
Prepaid expense non-current	497,000	560,000
Total assets	5,969,000	5,981,000
Operating Segments [Member]
Segmented Information (Details) - Schedule of Consolidated Statement of Financial Position [Line Items]
Cash and cash equivalents	291,000	425,000
Other receivables	11,000	54,000
Prepaid expenses	219,000	120,000
Office and equipment	148,000	159,000
Minerals properties	5,035,000	5,035,000
Right-of use assets	186,000	266,000
Other non-current assets	33,000	33,000
Prepaid expense non-current	497,000	560,000
Total assets	$ 6,420,000	$ 6,651,000